Subsequent event	12 Months Ended
Mar. 31, 2014
Subsequent Events [Abstract]
Subsequent event

17. Subsequent event

On April 21, 2014, the Company announced the conversion of 79,464,195 Class B Shares into single vote Class A Subordinate Voting Shares effective April 17, 2014. The Company no longer has any issued and outstanding Class B Shares that carry multiple voting privileges and no further Class B Shares are permitted to be issued by the Company. This conversion had no impact on the Company’s basic and diluted earnings per share figures and the resulting impact to the share capital account is summarized in the following tables.

Shares Outstanding	Class A Subordinate Voting Shares	Class A Subordinate Voting Shares – Treasury Shares	Class B Shares	Total
March 31, 2014	42,172,275	(410,502)	79,464,195	121,225,968
April 2014 Share Conversion	79,464,195	—	(79,464,195)	—

April 17, 2014	121,636,470	(410,502)	—	121,225,968

Stated Amount	Class A Subordinate Voting Shares	Class A Subordinate Voting Shares – Treasury Shares	Class B Shares	Total
March 31, 2014	$456,474	$(840)	238,407	$694,041
April 2014 Share Conversion	238,407	—	(238,407)	—

April 17, 2014	$694,881	$(840)	—	$694,041